Net (Loss) Income per Share - Computation of Basic and Diluted Net (Loss) Income per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Numerator
Net (loss) income	$ (897)	$ 633	$ (2,091)	$ 296	$ (1,450)	$ 689
Denominator
Weighted-average number of common shares used in net (loss) income per share - basic	22,324,374	15,979,614	18,970,128	15,974,510	15,974,974	15,950,023
Dilutive potential common shares		169,535		108,453		29,745
Weighted-average number of common shares used in net (loss) income per share - diluted	22,324,374	16,149,149	18,970,128	16,082,963	15,974,974	15,979,768
Net (loss) income per share - basic	$ (0.04)	$ 0.04	$ (0.11)	$ 0.02	$ (0.09)	$ 0.04
Net (loss) income per share - diluted	$ (0.04)	$ 0.04	$ (0.11)	$ 0.02	$ (0.09)	$ 0.04